Other Receivables, Net (Details) - Supplier [Member]	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Other Receivables, Net (Details) [Line Items]
Provision for doubtful accounts	$ 124,534	$ 15,864	$ 54,837	$ 13,698
Financing Receivable [Member]
Other Receivables, Net (Details) [Line Items]
Provision for doubtful accounts	$ 53,615	$ 6,830